                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         SHARES           VALUE
                                                      ------------   --------------
COMMON STOCKS--95.3%
CONSUMER DISCRETIONARY--10.8%
AUTO COMPONENTS--0.2%
Exide Technologies(1)                                    1,000,000   $    7,110,000
                                                                     --------------
DIVERSIFIED CONSUMER SERVICES--2.4%
Sotheby's                                                3,000,000       67,440,000
                                                                     --------------
HOTELS, RESTAURANTS & LEISURE--1.7%
InterContinental Hotels Group plc                        2,000,000       28,620,280
JD Wetherspoon plc(1)                                    3,000,000       20,593,746
                                                                     --------------
                                                                         49,214,026
HOUSEHOLD DURABLES--1.5%
iRobot Corp.(1,2)                                        2,500,000       44,000,000
                                                                     --------------
INTERNET & CATALOG RETAIL--1.3%
Amazon.com, Inc.(1)                                        100,000       13,452,000
ASOS plc(1)                                              3,000,000       23,426,811
                                                                     --------------
                                                                         36,878,811
MEDIA--1.7%
Cinemark Holdings, Inc.                                  1,000,000       14,370,000
Regal Entertainment Group                                1,000,000       14,440,000
Wiley (John) & Sons, Inc., Cl. A                           500,000       20,940,000
                                                                     --------------
                                                                         49,750,000
SPECIALTY RETAIL--1.5%
Fast Retailing Co. Ltd.                                    180,000       33,594,903
Hennes & Mauritz AB, Cl. B                                 100,000        5,533,739
Tractor Supply Co.(1)                                       58,141        3,079,147
                                                                     --------------
                                                                         42,207,789
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Bijou Brigitte Modische Accessoires AG                      80,000       13,475,350
                                                                     --------------
CONSUMER STAPLES--3.9%
BEVERAGES--0.7%
Asahi Breweries Ltd.                                     1,100,000       20,220,111
                                                                     --------------
FOOD PRODUCTS--2.4%
Campbell Soup Co.                                          600,000       20,280,000
Cermaq ASA(1)                                              588,000        5,666,160
Nestle SA                                                  600,000       29,116,922
Thorntons plc(2)                                         6,874,640       12,103,239
                                                                     --------------
                                                                         67,166,321
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Co. (The)                                 400,000       24,252,000
                                                                     --------------
ENERGY--3.0%
OIL, GAS & CONSUMABLE FUELS--3.0%
Etablissements Maurel et Prom                              600,000       10,902,132
OGX Petroleo e Gas Participacoes SA                      3,000,000       29,326,392
Oil Search Ltd.                                          2,000,000       10,911,530
Premier Oil plc(1)                                         577,777       10,242,518
Salamander Energy plc(1)                                 3,000,000       14,381,703


                   1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         SHARES           VALUE
                                                      ------------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
SOCO International plc(1)                                  500,000   $   10,821,812
                                                                     --------------
                                                                         86,586,087
FINANCIALS--4.8%
CAPITAL MARKETS--1.3%
AllianceBernstein Holding LP                               500,000       14,050,000
IP Group plc(1, 2)                                      24,120,750       22,207,048
                                                                     --------------
                                                                         36,257,048
CONSUMER FINANCE--0.3%
Discover Financial Services                                500,000        7,355,000
                                                                     --------------
INSURANCE--0.5%
Muenchener Rueckversicherungs-Gesellschaft AG              100,000       15,607,036
                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS--1.9%
Essex Property Trust, Inc.                                 100,000        8,365,000
Hospitality Properties Trust                               500,000       11,855,000
Unibail-Rodamco                                            100,000       22,033,631
Weingarten Realty Investors                                600,000       11,874,000
                                                                     --------------
                                                                         54,127,631
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Mitsubishi Estate Co. Ltd.                               1,500,000       23,804,155
                                                                     --------------
HEALTH CARE--20.2%
BIOTECHNOLOGY--8.4%
Alnylam Pharmaceuticals, Inc.(1)                         1,500,000       26,430,000
Arena Pharmaceuticals, Inc.(1, 2)                        6,000,000       21,300,000
Biotest AG                                                 200,000       11,153,003
Cepheid, Inc.(1, 2)                                      4,000,000       49,920,000
Isis Pharmaceuticals, Inc.(1)                            3,000,000       33,300,000
Medivation, Inc.(1)                                        800,000       30,120,000
Novavax, Inc.(1)                                         1,000,000        2,660,000
Rigel Pharmaceuticals, Inc.(1, 2)                        3,500,000       33,285,000
Telik, Inc.(1, 2)                                       10,463,730        7,998,475
Vermillion, Inc.(1)                                         88,709        2,435,062
Vermillion, Inc., Legend Shares(1)                         173,740        3,815,330
Vertex Pharmaceuticals, Inc.(1)                            400,000       17,140,000
                                                                     --------------
                                                                        239,556,870
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Carl Zeiss Meditec AG                                    2,291,548       40,668,842
Intuitive Surgical, Inc.(1)                                100,000       30,332,000
                                                                     --------------
                                                                         71,000,842
HEALTH CARE PROVIDERS & SERVICES--0.5%
VCA Antech, Inc.(1)                                        600,000       14,952,000
                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES--1.9%
Illumina, Inc.(1)                                          400,000       12,260,000
Luminex Corp.(1)                                         1,200,000       17,916,000
MorphoSys AG(1)                                          1,000,000       24,168,256
                                                                     --------------
                                                                         54,344,256


                    2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         SHARES           VALUE
                                                      ------------   --------------
PHARMACEUTICALS--6.9%
Nektar Therapeutics(1, 2)                               18,469,454   $  172,135,311
Shionogi & Co. Ltd.                                      1,200,000       25,897,890
                                                                     --------------
                                                                        198,033,201
INDUSTRIALS--11.9%
COMMERCIAL SERVICES & SUPPLIES--1.8%
NISSHA PRINTING Co. Ltd.                                   500,000       24,592,493
Secom Co. Ltd.                                             600,000       28,379,974
                                                                     --------------
                                                                         52,972,467
CONSTRUCTION & ENGINEERING--1.4%
Chicago Bridge & Iron Co. NV(1)                          2,000,000       40,440,000
                                                                     --------------
ELECTRICAL EQUIPMENT--5.5%
ABB Ltd.                                                 1,000,000       19,125,380
American Superconductor Corp.(1)                         1,200,000       49,080,000
GS Yuasa Corp.                                           3,300,000       24,219,010
Mitsubishi Electric Corp.(1)                             2,800,000       20,672,533
Nexans SA                                                  100,000        7,893,052
Schneider Electric SA                                      173,529       20,103,629
Vacon Oyj                                                  400,000       15,310,291
                                                                     --------------
                                                                        156,403,895
MACHINERY--3.2%
Invensys plc                                             5,000,000       23,955,316
Krones AG                                                  400,002       20,293,405
Kurita Water Industries Ltd.                               800,000       24,994,896
NGK Insulators Ltd.                                      1,000,000       21,759,045
                                                                     --------------
                                                                         91,002,662
INFORMATION TECHNOLOGY--27.9%
COMPUTERS & PERIPHERALS--4.0%
Gemalto NV(1)                                              500,000       21,518,334
NCR Corp.(1)                                             3,000,000       33,390,000
Synaptics, Inc.(1)                                       1,300,000       39,845,000
Wincor Nixdorf AG                                          300,000       20,397,953
                                                                     --------------
                                                                        115,151,287
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Electrocomponents plc                                   17,000,000       44,002,382
Maxwell Technologies, Inc.(1)                              300,000        5,352,000
Nippon Electric Glass Co. Ltd.                           1,700,000       23,199,656
                                                                     --------------
                                                                         72,554,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--17.9%
Advanced Micro Devices, Inc.(1, 2)                      29,000,000      280,720,000
ARM Holdings plc                                        21,000,000       60,206,422
Cree, Inc.(1)                                              600,000       33,822,000
Epistar Corp.                                            7,000,000       26,172,310
Rambus, Inc.(1)                                          4,500,000      109,800,000
                                                                     --------------
                                                                        510,720,732
SOFTWARE--3.5%
Autonomy Corp. plc(1)                                    2,800,000       68,335,702


                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         SHARES           VALUE
                                                      ------------   --------------
SOFTWARE CONTINUED
Parametric Technology Corp.(1)                             700,000   $   11,438,000
Trend Micro, Inc.                                          500,000       18,950,985
                                                                     --------------
                                                                         98,724,687
MATERIALS--5.6%
CHEMICALS--3.5%
Kuraray Co. Ltd.                                         1,200,000       14,005,476
Monsanto Co.                                               300,000       24,525,000
Nitto Denko Corp.                                          800,000       28,517,743
Novozymes AS, B Shares                                     300,000       31,106,896
                                                                     --------------
                                                                         98,155,115
METALS & MINING--2.1%
Companhia de Minas Buenaventura SA, Sponsored ADR          300,000       10,041,000
Franco-Nevada Corp.                                        700,000       18,807,668
Newcrest Mining Ltd.                                       300,000        9,402,204
Royal Gold, Inc.                                           300,000       14,130,000
Yamana Gold, Inc.                                          700,000        7,966,000
                                                                     --------------
                                                                         60,346,872
TELECOMMUNICATION SERVICES--2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                                 500,000       14,015,000
Portugal Telecom SA                                      1,500,000       18,234,744
Swisscom AG                                                 60,000       22,945,527
                                                                     --------------
                                                                         55,195,271
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Advanced Info Service Public Co. Ltd.                    5,000,000       12,972,406
NTT DoCoMo, Inc.                                            10,000       13,915,284
                                                                     --------------
                                                                         26,887,690
UTILITIES--4.3%
ELECTRIC UTILITIES--1.6%
American Electric Power Co., Inc.                          800,000       27,832,000
Pepco Holdings, Inc.                                     1,000,000       16,850,000
                                                                     --------------
                                                                         44,682,000
MULTI-UTILITIES--2.7%
National Grid plc                                        2,000,000       21,862,130
RWE AG                                                     300,000       29,343,292
Suez Environnement SA                                    1,200,000       27,739,152
                                                                     --------------
                                                                         78,944,574
                                                                     --------------
Total Common Stocks (Cost $2,429,922,717)                             2,725,519,824
                                                                     --------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                      ------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts., 4/1/27
   (Cost $7,317,574)                                  $  9,037,000        3,942,393


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         SHARES           VALUE
                                                      ------------   --------------
INVESTMENT COMPANY--5.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.21% (2, 3) (Cost $152,260,571)                    152,260,571   $  152,260,571
                                                                     --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,589,500,862)            100.8%   2,881,722,788
LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.8)     (21,506,850)
                                                      ------------   --------------
NET ASSETS                                                   100.0%  $2,860,215,938
                                                      ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES           GROSS          GROSS          SHARES
                                         SEPTEMBER 30, 2009    ADDITIONS     REDUCTIONS   DECEMBER 31, 2009
                                         ------------------   -----------   -----------   -----------------
Advanced Micro Devices, Inc.(a)              40,090,000                --    11,090,000       29,000,000
Arena Pharmaceuticals, Inc.                   6,000,000                --            --        6,000,000
Cepheid, Inc.                                 4,000,000                --            --        4,000,000
IP Group plc                                 23,570,750           550,000            --       24,120,750
iRobot Corp.                                  2,500,000                --            --        2,500,000
Nektar Therapeutics                          18,469,454                --            --       18,469,454
Oppenheimer Institutional Money Market
   Fund, Cl. E                              140,258,681       465,368,088   453,366,198      152,260,571
Rigel Pharmaceuticals, Inc.                   3,500,000                --            --        3,500,000
Telik, Inc.                                  10,463,730                --            --       10,463,730
Thorntons plc                                 6,874,640                --            --        6,874,640

                                                                      REALIZED
                                             VALUE        INCOME        GAIN
                                         ------------    --------   -----------
Advanced Micro Devices, Inc.(a)          $         --(b) $     --   $24,500,163
Arena Pharmaceuticals, Inc.                21,300,000          --            --
Cepheid, Inc.                              49,920,000          --            --
IP Group plc                               22,207,048          --            --
iRobot Corp.                               44,000,000          --            --
Nektar Therapeutics                       172,135,311          --            --
Oppenheimer Institutional Money Market
   Fund, Cl. E                            152,260,571     150,269            --
Rigel Pharmaceuticals, Inc.                33,285,000          --            --
Telik, Inc.                                 7,998,475          --            --
Thorntons plc                              12,103,239     546,009            --
                                         ------------    --------   -----------
                                         $515,209,644    $696,278   $24,500,163
                                         ============    ========   ===========

(a.) No longer an affiliate as of December 31, 2009.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(3.) Rate shown is the 7-day yield as of December 31, 2009.


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                               LEVEL 2--        LEVEL 3--
                                           LEVEL 1--            OTHER          SIGNIFICANT
                                      UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                           PRICES         OBSERVABLE INPUTS      INPUTS           VALUE
                                      -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary               $  218,900,243      $ 91,175,733           $--       $  310,075,976
   Consumer Staples                        105,972,272         5,666,160            --          111,638,432
   Energy                                   36,105,647        50,480,440            --           86,586,087
   Financials                              137,150,870                --            --          137,150,870
   Health Care                             549,903,583        27,983,586            --          577,887,169
   Industrials                             125,123,696       215,695,328            --          340,819,024
   Information Technology                  705,457,718        91,693,026            --          797,150,744
   Materials                               117,992,887        40,509,100            --          158,501,987
   Telecommunication Services               63,848,217        18,234,744            --           82,082,961
   Utilities                               101,764,444        21,862,130            --          123,626,574
Convertible Corporate Bonds and
   Notes                                            --         3,942,393            --            3,942,393
Investment Company                         152,260,571                --            --          152,260,571
                                        --------------      ------------           ---       --------------
Total Assets                            $2,314,480,148      $567,242,640           $--       $2,881,722,788
                                        --------------      ------------           ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts     $           --      $        (32)          $--       $          (32)
                                        --------------      ------------           ---       --------------
Total Liabilities                       $           --      $        (32)          $--       $          (32)
                                        --------------      ------------           ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------   --------------   -------
United States         $1,575,863,289     54.7%
United Kingdom           360,759,109     12.5
Japan                    346,724,154     12.0
Germany                  175,107,137      6.1
France                   110,189,930      3.8
Switzerland               71,187,829      2.5
The Netherlands           40,440,000      1.4
Denmark                   31,106,896      1.1
Brazil                    29,326,392      1.0
Canada                    26,773,668      0.9
Taiwan                    26,172,310      0.9
Australia                 20,313,734      0.7
Portugal                  18,234,744      0.6
Finland                   15,310,291      0.5
Thailand                  12,972,406      0.5
Peru                      10,041,000      0.4
Norway                     5,666,160      0.2
Sweden                     5,533,739      0.2
                      --------------    -----
Total                 $2,881,722,788    100.0%
                      ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT              CONTRACT AMOUNT   EXPIRATION              UNREALIZED
DESCRIPTION             BUY/SELL       (000'S)          DATE       VALUE    DEPRECIATION
---------------------   --------   ---------------   ----------   -------   ------------
CITIGROUP
Norwegian Krone (NOK)     Sell         112 NOK         1/6/10     $19,304        $32

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,591,135,337
                                 ==============
Gross unrealized appreciation    $  695,963,820
Gross unrealized depreciation      (405,464,332)
                                 --------------
Net unrealized appreciation      $  290,499,488
                                 ==============


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010